Offerings - Offering: 1	Jan. 26, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.00005 per share
Amount Registered | shares	43,200,000
Proposed Maximum Offering Price per Unit | $ / shares	1.91
Maximum Aggregate Offering Price	$ 82,512,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,394.91
Offering Note	This Registration Statement on Form S-8 covers (i) 43,200,000 ordinary shares, par value $0.00005 per share, of Diginex Limited (the “Ordinary Shares”) authorized to be issued under the Diginex Limited 2024 Omnibus Incentive Plan (the “Plan”), and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), such indeterminate number of additional Ordinary Shares as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Plan. The price per share was calculated in accordance with Rule 457(c) and (h) of the Securities Act for purposes of calculating the registration fee. The maximum aggregate offering price was computed based on the average of the high and low price of the Ordinary Shares on January 20, 2026.